Offsetting of Financial Assets and Liabilities - Summary of Offsetting of Financial Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	¥ 19,275,328	¥ 22,184,676
Financial assets, Gross amounts offset in statement of financial position	(2,015,639)	(2,158,879)
Financial assets, Net amounts presented in statement of financial position	17,259,689	20,025,797
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(14,496,823)	(17,025,154)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(513,900)	(692,856)
Financial assets, Net amounts	2,248,966	2,307,787
Financial liabilities, Gross amounts of recognized financial assets and liabilities	25,632,679	23,329,942
Financial liabilities, Gross amounts offset in statement of financial position	(2,173,340)	(2,318,959)
Financial liabilities, Net amounts presented in statement of financial position	23,459,339	21,010,983
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(21,391,673)	(18,871,322)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(687,340)	(808,797)
Financial liabilities, Net amounts	1,380,326	1,330,864
Repurchase agreements and cash collateral on securities lent [Member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	19,997,250	16,817,297
Financial liabilities, Gross amounts offset in statement of financial position	(1,487,344)	(1,361,515)
Financial liabilities, Net amounts presented in statement of financial position	18,509,906	15,455,782
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(18,484,124)	(15,451,371)
Financial liabilities, Net amounts	25,782	4,411
Derivative financial liabilities [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	5,635,429	6,512,645
Financial liabilities, Gross amounts offset in statement of financial position	(685,996)	(957,444)
Financial liabilities, Net amounts presented in statement of financial position	4,949,433	5,555,201
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(2,907,549)	(3,419,951)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(687,340)	(808,797)
Financial liabilities, Net amounts	1,354,544	1,326,453
Reverse repurchase agreements and cash collateral on securities borrowed [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	13,225,416	15,107,511
Financial assets, Gross amounts offset in statement of financial position	(1,487,344)	(1,361,515)
Financial assets, Net amounts presented in statement of financial position	11,738,072	13,745,996
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(11,509,771)	(13,585,714)
Financial assets, Net amounts	228,301	160,282
Derivative financial assets [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	6,049,912	7,077,165
Financial assets, Gross amounts offset in statement of financial position	(528,295)	(797,364)
Financial assets, Net amounts presented in statement of financial position	5,521,617	6,279,801
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(2,987,052)	(3,439,440)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(513,900)	(692,856)
Financial assets, Net amounts	¥ 2,020,665	¥ 2,147,505